DERIVATIVE INSTRUMENTS (Schedule of Derivatives Not Designated as Hedging Instruments) (Details) (Derivatives not designated as hedging instruments [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income on derivatives	$ 89	$ 65	$ 296
Foreign exchange contracts [Member] | Financial income, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income on derivatives	$ 89	$ 65	$ 296